Summary of Changes in Benefit Obligations and Plan Assets for Contributory and Non-Contributory Defined Benefit Pension Plans (Detail) (Foreign Pension Plans, Defined Benefit)
In Millions, unless otherwise specified
	12 Months Ended
	Mar. 31, 2013 USD ($)	Mar. 31, 2013 INR	Mar. 31, 2012 INR	Mar. 31, 2011 INR	Mar. 31, 2013 Contributory USD ($)	Mar. 31, 2013 Contributory INR		Mar. 31, 2012 Contributory INR		Mar. 31, 2013 Non-Contributory USD ($)	Mar. 31, 2013 Non-Contributory INR		Mar. 31, 2012 Non-Contributory INR
Defined Benefit Plan Disclosure [Line Items]
Benefit obligation, beginning of the year					$ 90	4,905		4,125		$ 91	4,970		3,699
Service cost	2	120	102	96		18		24		2	96		71
Interest cost	9	475	453	433	4	228		230		5	235		210
Benefits paid					(6)	(326)		(264)		(6)	(328)		(211)
Actuarial loss					4	265		332		7	406		788
Effect of foreign exchange rate changes					4	226		458		4	224		413
Benefit obligation, end of the year					96	5,316		4,905		103	5,603		4,970
Fair value of plan assets, beginning of the year		11,780			118	6,473		5,428		97	5,307		4,324
Expected return on plan assets	(9)	(493)	(450)	(482)	5	264	[1]	706	[1]	4	237	[2]	539	[2]
Contributions										5	258		163
Benefits paid					(6)	(326)		(264)		(6)	(328)		(211)
Effect of foreign exchange rate changes					6	303		603		5	243		492
Fair value of plan assets, end of the year	228	12,431	11,780		123	6,714		6,473		105	5,717		5,307
Funded status					27	1,398		1,568		2	114		337
Prepaid pension asset					27	1,398		1,568		2	114		337
Actuarial (gain) / loss recognized as a component of accumulated other comprehensive loss					$ 5	270	[1]	(127)	[1]	$ 7	393	[2]	451	[2]

[1]	This amount includes actuarial gain/(loss) of Rs. 458 million and Rs. (5) million on plan assets for fiscal 2012 and 2013 respectively.
[2]	This amount includes actuarial gain of Rs. 337 million and Rs. 13 million on plan assets for fiscal year 2012 and 2013 respectively.